Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Taxes [Line Items]
Description of income tax	The applicable VAT rate is 13 and 6% for general taxpayers and 3% for small-scale taxpayer.
Preferential tax rate	15.00%
Description of income tax law	SDH is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law.
Preferential tax rate	15.00%
Annual taxable income description	For qualified small and low-profit enterprises, from January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million of the assessable profit before tax is subject to a preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to a preferential tax rate of 20%.
PRC EIT rate	25.00%	25.00%
Net operating loss carrying forwards	$ 25,679,451
Deferred tax assets valuation allowance	$ 8,564,145		$ 10,605,326
Hong Kong [Member]
Taxes [Line Items]
Rate of income tax, description	From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.
Net operating loss carrying forwards	$ 13,231
China [Member]
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%
Annual taxable income description	From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%. For the six months ended June 30, 2024 and 2023, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.
PRC EIT rate	25.00%
Net operating loss carrying forwards	$ 25,679,451
Minimum [Member] | China [Member]
Taxes [Line Items]
Term of net operating loss carried forward	5 years
Maximum [Member] | China [Member]
Taxes [Line Items]
Term of net operating loss carried forward	10 years